MANAGERS AMG FUNDS

SKYLINE SPECIAL EQUITIES PORTFOLIO

Supplement dated January 16, 2008

to the Prospectus dated December 31, 2007

The following information supplements and supersedes any information to the contrary relating to Skyline Special Equities Portfolio (the “Fund”), a series of Managers AMG Funds (the “Trust”), contained in the Fund’s Prospectus dated December 31, 2007 (the “Prospectus”).

Effective January 19, 2008, U.S. Bank, N.A. (“U.S. Bank”) will no longer serve as custodian for the Fund and U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) will no longer serve as transfer agent and fund accounting agent for the Fund. Effective January 19, 2008, the Bank of New York Mellon Corporation (“BNY”) will serve as custodian, fund accounting agent, and securities lending agent pursuant to Custody, Fund Accounting, and Securities Lending Authorization Agreements with the Trust, and PFPC, Inc. (“PFPC”) will serve as transfer agent for the Fund pursuant to a Transfer Agency and Service Agreement with the Trust.

Effective January 19, 2008, the Prospectus is hereby amended as follows:

All references in the Fund’s Prospectus to U.S. Bank and U.S. Bancorp as custodian and transfer agent for the Fund are hereby deleted and replaced with BNY and PFPC, respectively.

On page 10 of the Prospectus, the table titled “How to Buy or Sell Shares” is deleted and hereby replaced with the following:

	If you wish to open an account and buy shares...	If you wish to add shares to your account...	If you wish to sell shares*...

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers: Managers c/o PFPC, Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers: Managers c/o PFPC, Inc. PO Box 9769 Providence, RI 02940-9769 (Include your account number and fund name on your check)	Write a letter of instruction
containing:

•   Name of the Fund

•   Dollar amount or number
    of shares you wish to sell

•   Your name

•   Your account number

•   Signatures of all account
    owners

Mail your letter to:
Managers
c/o PFPC, Inc.
PO Box 9769
Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 • Telephone redemptions are available only for redemptions of less than $50,000.

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Not available	Instruct your bank to wire
monies to:

PNC Bank, N.A.
Philadelphia, PA
ABA #031000053
FFC to: 8614972935
Managers
Attn: Control Department
FBO shareholder name,
account number, and Fund
name

(Your bank may charge
you a fee for this service;
call 800.548.4539 if you
have questions)

Available if bank wire instructions are on file for your account

*	Redemptions of $50,000 and over require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions that are below $50,000.

On Page 11 of the Prospectus, the last sentence of the paragraph under “Unauthorized Transactions” is hereby deleted and replaced with the following:

“If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.”

On Page 12 of the Prospectus, the last sentence of the paragraph under “Retirement Plans” is hereby deleted and replaced with the following:

“Call us at 800.548.4539 to get more information and an IRA kit.”

On page 14 of the Prospectus, the information under “How to Contact Us” regarding the Custodian and Transfer Agent is hereby deleted and replaced with the following:

CUSTODIAN The Bank of New York Mellon Corporation 2 Hanson Place Brooklyn, New York 10286	TRANSFER AGENT PFPC, Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769 800.548.4539

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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MANAGERS AMG FUNDS

SKYLINE SPECIAL EQUITIES PORTFOLIO

Supplement dated January 16, 2008

to the Statement of Additional Information dated December 31, 2007

The following information supplements and supersedes any information to the contrary relating to Skyline Special Equities Portfolio (the “Fund”), a series of Managers AMG Funds (the “Trust”), contained in the Fund’s Statement of Additional Information dated December 31, 2007 (the “SAI”).

Effective January 19, 2008, U.S. Bank, N.A. (“U.S. Bank”) will no longer serve as custodian for the Fund and U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) will no longer serve as transfer agent and fund accounting agent for the Fund. Effective January 19, 2008, the Bank of New York Mellon Corporation (“BNY”) will serve as custodian, fund accounting agent, and securities lending agent pursuant to Custody, Fund Accounting, and Securities Lending Authorization Agreements with the Trust, and PFPC, Inc. (“PFPC”) will serve as transfer agent for the Fund pursuant to a Transfer Agency and Service Agreement with the Trust.

Effective January 19, 2008, the SAI is hereby amended as follows:

All references in the Fund’s SAI to U.S. Bank and U.S. Bancorp as custodian and transfer agent for the Fund are hereby deleted and replaced with BNY and PFPC, respectively.

On the cover page of the SAI, the first sentence of the first paragraph is hereby deleted and replaced with the following:

“You can obtain a free copy of the Prospectus of the Skyline Special Equities Portfolio (the “Fund”) dated

December 31, 2007 by calling the Fund at (800) 548-4539 or by visiting our website at www.managersinvest.com.”

On page 7 of the SAI, the first sentence of the third paragraph under “Disclosure of Portfolio Holdings” is hereby deleted and replaced with the following:

“The Fund may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Fund: the Subadvisor; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York Mellon Corporation); financial printers (R.R. Donnelley, Morton Graphics, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the Fund’s independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations.”

On page 19 of the SAI, the section under “Custodian” is hereby deleted and replaced with the following:

“The Bank of New York Mellon Corporation (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of each Fund, receiving for deposit into such accounts payments for shares of each Fund, collecting income and other payments due each Fund with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.”

On pages 19-20 of the SAI, the paragraph under “Transfer Agent” is hereby deleted and replaced with the following:

“PFPC, Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769, is the transfer agent (the “Transfer Agent”) for the Fund.”

On page 30 of the SAI, the last sentence of the paragraph under “Financial Statements” is hereby deleted and replaced with the following:

“A copy of the Annual and Semi-Annual Reports incorporated by reference herein are available, without charge, upon request by calling 1-800-548-4539 or by visiting the SEC’s website at www.sec.gov.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST062